Financial Income, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 2.0	$ 13.6	$ 20.0
Realized loss (gain) on sale of marketable securities, net	(0.7)	1.8	0.2
Financial income, net	80.6	65.1	47.0
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	93.3	88.5	74.9
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	2.0	13.6	20.0
Realized loss (gain) on sale of marketable securities, net	(0.5)	1.8	0.2
Foreign currency re-measurement loss	8.9	5.7	5.6
Others	2.3	2.3	2.1
Total financial expense	$ 12.7	$ 23.4	$ 27.9